Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock	Class B Common Stock		Accumulated Deficit	Additional Paid-In Capital	Total
Balance at Apr. 16, 2020
Balance (in Shares) at Apr. 16, 2020
Issuance of Class B common stock to Sponsor			$ 863			$ 24,137	25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		8,625,000
Net loss					(1,294)		(1,294)
Balance at Dec. 31, 2020			$ 863		(1,294)	24,137	23,706
Balance (in Shares) at Dec. 31, 2020	[1]		8,625,000
Sale of Class A common stock to Sponsor in private placement		$ 70				6,782,493	6,782,563
Sale of Class A common stock to Sponsor in private placement (in Shares)		700,000
Forfeiture of Class B common stock by Sponsor at $0.0001 par value			$ (113)			113
Forfeiture of Class B common stock by Sponsor at $0.0001 par value (in Shares)	[1]		(1,125,000)
Accretion for redeemable shares of Class A common stock to redemption value					(9,088,013)	(6,806,743)	(15,894,756)
Stock-based compensation						160,975	160,975
Net loss					(17,908,151)		(17,908,151)
Balance at Dec. 31, 2021		$ 70	$ 750		$ (26,997,458)	$ 160,975	$ (26,835,663)
Balance (in Shares) at Dec. 31, 2021		700,000	7,500,000	[1]

[1]	This number has been retroactively adjusted to reflect the cancellations of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).